Consolidated statements of cash flows - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Profit (loss) before taxes	$ 114,795	$ (4,742)	$ (28,688)
Adjustments to reconcile the profit with cash used in operating activities:
Depreciation, amortization and loss from revaluation	95,231	125,122	99,519
Other amortizations	7,405	8,736	7,277
Loss from the disposal of property and equipment, net	(10,042)	0	57,804
Gain from the sale of subsidiaries	0	(3,676)	0
Interest expense	44,735	54,484	55,891
Interest income	(2,272)	(2,049)	(533)
Unrealized exchange loss, net	11,047	5,267	1,479
Impairment of materials and supplies	23,531	0	0
Changes in assets and liabilities:
Trade receivables	(389,088)	132,106	(45,804)
Other accounts receivable and related parties	156,906	70,994	(19,171)
Materials and supplies	(13,613)	7,756	11,273
Prepaid expenses	(18,949)	(28,844)	3,507
Other non-current assets	12,929	(20,514)	7,698
Restricted cash release	1,665	394	46,144
Accounts payable and accrued expenses	208,998	(248,790)	34,183
Employee benefits	(2,708)	(7,262)	(17,723)
Total adjustments	125,775	93,724	241,544
Cash from operating activities	240,570	88,982	212,856
Cash from investing activities
Proceeds from sale of property, vessels and equipment	13,165	0	8,853
Acquisition of property and equipment	(469,460)	(131,345)	(25,231)
Proceeds from the sale subsidiaries	0	10,000	0
Interest received	2,272	2,049	533
Cash used in investing activities	(454,023)	(119,296)	(15,845)
Cash flow from financing activities
Capital increase	0	151,978	0
Increase of debt	412,349	28,068	4,300
Payments (increase) of debt related parties	0	(18,584)	3,550
Payments of debt	(25,614)	(24,027)	(35,504)
Lease payments	(67,204)	(78,437)	(97,807)
Interest paid	(4,784)	(8,360)	(8,571)
Cash from (used in) financing activities	314,747	50,638	(134,032)
Exchange effect on cash	7,437	(16,678)	(7,813)
Increase in cash and cash equivalents	108,731	3,646	55,166
Cash and cash equivalents, beginning of year	98,379	94,733	39,567
Cash and cash equivalents, end of year	207,110	98,379	94,733
Supplementary information:
Income tax paid	$ 8,674	$ 4,452	$ 3,173